Commitments and Contingencies - Pledged Assets and Funds in Trust (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment funds	$ 25	$ 27
Mortgage loans	1,003	1,134
Short-term Investments	15	0
Total restricted assets	2,675	3,198
Fixed Maturity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale securities	1,535	1,865
Equity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale securities	40	56
Consolidated Entity Excluding Variable Interest Entities (VIE)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Restricted cash	$ 57	$ 116